17. CONCESSION CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Schedule of detailed information about concession contract assets
	2019	2018
Distribution – Infrastructure assets under construction	740	518
Gas – Infrastructure assets under construction	68	82
Transmission – Assets reincorporated into the assets remuneration base	348	492
Transmission – Assets remunerated by tariff	849	637
	2,005	1,729
Current	172	131
Non-current	1,833	1,598

Schedule of changes in concession contract assets

Changes in concession contract assets are as follows:

	Transmission	Distribution	Gas	Total
Balances at December 31, 2017	–	–	–	–
Effects of adoption of IFRS 15	1,092	532	90	1,714
Additions	96	727	70	893
Inflation adjustment	88	–	–	88
Adjustment to expected contract cash flow from the concession	13	–	–	13
Amounts received	(161)	–	–	(161)
Transfers to financial assets	–	(27)	–	(27)
Transfers to intangible assets	–	(672)	(78)	(750)
Transfers from PP&E	1		–	1
Impairment		(42)		(42)
Balances at December 31, 2018	1,129	518	82	1,729
Additions	221	903	43	1,167
Inflation adjustment	34	–	–	34
Adjustment to expected contract cash flow from the concession	15	–	–	15
Amounts received	(154)	–	–	(154)
Disposals	(4)	–	(2)	(6)
Transfers to financial assets	(44)	(48)	–	(92)
Transfers to intangible assets	–	(630)	(55)	(685)
Impairment	–	(3)	–	(3)
Balances at December 31, 2019	1,197	740	68	2,005